Description of Business, Basis of Presentation and Significant Accounting Policies - (Basic and Diluted Net Loss Per Common Share) (Details) - USD ($)
$ / shares in Units, shares in Millions, $ in Millions
	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Numerator:
Net loss attributable to Lions Gate Entertainment Corp. shareholders	$ 6.4	$ (41.1)	$ (150.4)	$ (46.5)	$ (93.5)	$ (0.3)	$ 11.1
Net loss attributable to Lions Gate Entertainment Corp. shareholders after accretion of redeemable noncontrolling interest, basic					$ (105.4)	$ (0.3)	$ 11.1
Denominator:
Weighted average common shares outstanding, basic (in shares)	288.7	253.4	283.3	253.4	253.4	253.4	253.4
Weighted average common shares outstanding, diluted (in shares)	288.7	253.4	283.3	253.4	253.4	253.4	253.4
Basic net loss per common share (in usd per share)	$ 0.02	$ (0.16)	$ (0.53)	$ (0.18)	$ (0.42)	$ 0	$ 0.04
Diluted net loss per common share (in usd per share)	$ 0.02	$ (0.16)	$ (0.53)	$ (0.18)	$ (0.42)	$ 0	$ 0.04
LIONS GATE ENTERTAINMENT CORP [Member]
Numerator:
Net loss attributable to Lions Gate Entertainment Corp. shareholders	$ (21.9)	$ (106.6)	$ (244.7)	$ (1,063.5)	$ (1,102.9)	$ (2,010.2)	$ (188.2)
Accretion of redeemable noncontrolling interest	(0.3)	0.0	1.0	0.0	(11.9)	0.0	0.0
Net loss attributable to Lions Gate Entertainment Corp. shareholders after accretion of redeemable noncontrolling interest, basic		$ (106.6)	$ (245.7)	$ (1,063.5)	(1,114.8)	(2,010.2)	(188.2)
Net loss attributable to Lions Gate Entertainment Corp. shareholders after accretion of redeemable noncontrolling interest, diluted	$ (22.2)				$ (1,114.8)	$ (2,010.2)	$ (188.2)
Denominator:
Weighted average common shares outstanding, basic (in shares)	240.2	235.1	238.4	233.1	233.6	227.9	224.1
Weighted average common shares outstanding, diluted (in shares)	240.2	235.1	238.4	233.1	233.6	227.9	224.1
Basic net loss per common share (in usd per share)	$ (0.09)	$ (0.45)	$ (1.03)	$ (4.56)	$ (4.77)	$ (8.82)	$ (0.84)
Diluted net loss per common share (in usd per share)	$ (0.09)	$ (0.45)	$ (1.03)	$ (4.56)	$ (4.77)	$ (8.82)	$ (0.84)